Loan Receivables (Details)	6 Months Ended
Jun. 30, 2024
Loan Receivables [Line Items]
Average credit period
Percentage of recognized ECL against receivables	100.00%
Bottom of range [member]
Loan Receivables [Line Items]
Percentage of loans receivables bears interest	10.00%
Maturity period	1 year
Top of range [member]
Loan Receivables [Line Items]
Percentage of loans receivables bears interest	18.00%
Maturity period	5 years